Consolidated Income Statement - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Profit or loss [abstract]
Turnover		€ 50,724	€ 51,980	€ 50,982
Operating profit		8,303	8,708	12,639
Which includes non-underlying item credits/(charges) of		(1,064)	(1,239)	3,176
Net finance costs		(505)	(627)	(608)
Pensions and similar obligations	[1]	(9)	(30)	(25)
Finance income		232	224	135
Finance costs		(728)	(821)	(718)
Which includes non-underlying costs of		(56)
Non-underlying item net monetary gain/(loss) arising from hyperinflationary economies		20	32	122
Share of net profit/(loss) of joint ventures and associates		175	176	185
Which includes non-underlying item credits/(charges) of			3	32
Other income/(loss) from non-current investments and associates		3		22
Profit before taxation		7,996	8,289	12,360
Taxation		(1,923)	(2,263)	(2,572)
Which includes tax impact of non-underlying items of		126	113	(288)
Net profit		6,073	6,026	9,788
Attributable to:
Non-controlling interests		492	401	419
Shareholders' equity		€ 5,581	€ 5,625	€ 9,369
Combined earnings per share
Basic earnings per share (€)		€ 2.13	€ 2.15	€ 3.49
Diluted earnings per share (€)		€ 2.12	€ 2.14	€ 3.48

[1]	This includes the impact of interest on asset ceiling.